AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
VARIABLE ACCOUNT I
GROUP AND INDIVIDUAL
IMMEDIATE VARIABLE ANNUITY CONTRACTS
SUPPLEMENT DATED SEPTEMBER 3, 2010
TO PROSPECTUSES
DATED MAY 3, 2010

Effective September 3, 2010, American General Life Insurance Company of Delaware ("AGL of Delaware") is amending its Group and Individual Immediate Variable Annuity Contract prospectuses (the "Prospectuses") for the purpose of updating the address and contact information for AGL of Delaware.

First, on page 2 of the Prospectuses, the definition of "Company" is replaced in its entirety with the following:

Company

American General Life Insurance Company of Delaware, 405 King Street, Wilmington, Delaware 19801.

Second, on page 7 of the Prospectuses, the section "Inquiries and Contract Owner and Annuitant Information" is replaced in its entirety with the following:

INQUIRIES AND CONTRACT OWNER AND ANNUITANT INFORMATION

For more information about a Contract, write:

Regular Mail:

American General Annuity Administration

P.O. Box 1277

Wilmington, DE 19899-1277

Overnight or Certified Mail:

American General Annuity Administration

405 King Street, 4th Floor

Wilmington, DE 19801

If you have questions about your Contract, you may also call AGL of Delaware's Annuity Administration Department at 1-877-299-1724, Monday through Friday from 8 a.m. to 5 p.m., Eastern Time.

Personal and/or account specific information may be requested to validate a caller's identity and authorization prior to the providing of any information. This information will be verified against the Contract Owner's records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the contract. You will receive periodic statements confirming any transactions that take place as well as other required periodic reports if you choose a variable payout option.

This updated contact information replaces any and all contact information provided throughout the Prospectuses, including but not limited to contact information for requesting copies of the Statements of Additional Information or "SAIs" for the Immediate Variable Annuity Contracts or copies of the Prospectuses or underlying Fund prospectuses.